Regulation - UNS Energy (Details) - ACC - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Aug. 01, 2016	May 01, 2012	Nov. 30, 2019	Apr. 30, 2019	Dec. 31, 2019
TEP
Public Utilities, General Disclosures [Line Items]
ROE (percent)					9.75%
Capital structure of common equity (percent)					50.00%
UNS Electric
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.50%
Capital structure of common equity (percent)	52.80%
UNS Gas
Public Utilities, General Disclosures [Line Items]
ROE (percent)		9.75%
Capital structure of common equity (percent)		50.80%
General rate application | TEP
Public Utilities, General Disclosures [Line Items]
ROE (percent)					9.75%
Capital structure of common equity (percent)					50.00%
Requested increase in non-fuel revenue				$ 99
Requested ROE			10.00%
Requested equity component of capital structure			53.00%
Rate base			$ 2,700